Research and development - Disclosure of detailed information about research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Research And Development [Line Items]
Research and development expense	$ 27,171	$ 33,585
Research and development programs, excluding the below items [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	16,110	21,235
Salaries, fees and short-term benefits [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	7,867	6,596
License agreement amendment (note 9(b)) [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	0	2,326
Share-based compensation [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	1,318	1,658
Amortization of intangible assets [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	1,320	1,809
Change in fair value of contingent consideration [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	(95)	(511)
Depreciation of property and equipment [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	786	625
Tax credits [Member]
Disclosure Of Research And Development [Line Items]
Research and development expense	$ (135)	$ (153)